Stock Option Plan - Schedule of Stock Option Activity (Details) - USD ($)				3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activity [Line Items]
Number of options				14,162,648
Weighted average exercise price				$ 0.31
Weighted average remaining contractual life (years)				6 years 3 months 29 days	6 years 4 months 28 days
Aggregate intrinsic value				$ 2,541
Options granted, Number of options				135,000	4,039,029
Options granted, Weighted average exercise price				$ 1.09	$ 0.49
Options exercised, Number of options				639,738	624,451
Options exercised, Weighted average exercise price				$ 0.16	$ 0.21
Options exercised, Aggregate intrinsic value				$ 598	$ 176,000
Options cancelled, Number of options				154,320	2,025,518
Options cancelled, Weighted average exercise price				$ 0.32	$ 0.26
Number of options	14,162,648			13,503,590	14,162,648
Weighted average exercise price	$ 0.31			$ 0.33	$ 0.31
Weighted average remaining contractual life (years)				6 years 3 months 29 days	6 years 4 months 28 days
Aggregate intrinsic value	$ 2,541			$ 10,322	$ 2,541
Vested and expected to vest, Number of options				13,503,590
Vested and expected to vest, Weighted average exercise price				$ 0.33
Vested and expected to vest, Weighted average remaining contractual life (years)				6 years 3 months 29 days
Vested and expected to vest, Aggregate intrinsic value				$ 10,322
Exercisable, Number of options				9,433,058
Exercisable, Weighted average exercise price				$ 0.27
Exercisable, Weighted average remaining contractual life (years)				5 years 3 months
Exercisable, Aggregate intrinsic value				$ 7,765
Stock Option [Member]
Schedule of Stock Option Activity [Line Items]
Number of options					12,773,588	10,589,851
Weighted average exercise price					$ 0.24	$ 0.22
Weighted average remaining contractual life (years)		6 years 3 months 21 days	6 years 6 months
Aggregate intrinsic value					$ 3,186,000	$ 954,000
Options granted, Number of options						2,935,275
Options granted, Weighted average exercise price						$ 0.31
Options exercised, Number of options						266,799
Options exercised, Weighted average exercise price						$ 0.18
Options exercised, Aggregate intrinsic value						$ 36,000
Options cancelled, Number of options						484,739
Options cancelled, Weighted average exercise price						$ 0.25
Number of options		12,773,588	10,589,851			12,773,588
Weighted average exercise price		$ 0.24	$ 0.22			$ 0.24
Weighted average remaining contractual life (years)		6 years 3 months 21 days	6 years 6 months
Aggregate intrinsic value		$ 3,186,000	$ 954,000			$ 3,186,000
Vested and expected to vest, Number of options	14,162,648				14,162,648
Vested and expected to vest, Weighted average exercise price	$ 0.31				$ 0.31
Vested and expected to vest, Weighted average remaining contractual life (years)	6 years 4 months 28 days
Vested and expected to vest, Aggregate intrinsic value	$ 2,541,000				$ 2,541,000
Exercisable, Number of options	9,370,813				9,370,813
Exercisable, Weighted average exercise price	$ 0.25				$ 0.25
Exercisable, Weighted average remaining contractual life (years)	5 years 1 month 9 days
Exercisable, Aggregate intrinsic value	$ 2,290,000				$ 2,290,000
Stock Option [Member] | Previously Reported [Member]
Schedule of Stock Option Activity [Line Items]
Number of options				14,162,648
Weighted average exercise price				$ 0.31
Weighted average remaining contractual life (years)	6 years 4 months 28 days
Aggregate intrinsic value				$ 2,541,000
Number of options	14,162,648				14,162,648
Weighted average exercise price	$ 0.31				$ 0.31
Weighted average remaining contractual life (years)	6 years 4 months 28 days
Aggregate intrinsic value	$ 2,541,000				$ 2,541,000